Other income (Tables)	12 Months Ended
Dec. 31, 2021
Other income
Schedule of other income

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Government grants	4,514	6,518	16,947
Others	1,160	1,577	3,429

Total	5,674	8,095	20,376